Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Revenue	$ 1,541,320	$ 1,541,189
Operating earnings (loss)	(8,339)	(323,596)
Depreciation and amortization	333,616	377,044
Impairment of goodwill		207,544
Total assets	3,269,840	3,636,043
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,541,320	1,541,189
Operating earnings (loss)	94,577	(198,073)
Depreciation and amortization	333,616	377,044
Loss (gain) on asset disposals	(50,741)	(11,384)
Impairment of goodwill		207,544
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Total assets	3,269,840	3,636,043
Capital expenditures	160,694	126,143
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,399,068	1,396,492
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,399,068	1,396,492
Operating earnings (loss)	160,997	(129,965)
Depreciation and amortization	300,882	341,712
Loss (gain) on asset disposals	(46,849)	(7,157)
Impairment of goodwill		207,544
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Total assets	2,963,260	3,301,457
Capital expenditures	154,066	108,610
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	147,829	150,760
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	147,829	150,760
Operating earnings (loss)	10,041	(8,998)
Depreciation and amortization	17,881	22,801
Loss (gain) on asset disposals	(3,767)	1,078
Total assets	152,611	170,113
Capital expenditures	5,448	5,004
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Operating earnings (loss)	(76,461)	(59,110)
Depreciation and amortization	14,853	12,531
Loss (gain) on asset disposals	(125)	(5,305)
Total assets	153,969	164,473
Capital expenditures	1,180	12,529
Inter- Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(5,577)	(6,063)
Inter- Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (5,577)	$ (6,063)